Note 6 - Stock-Based Compensation (Details) - Summary of Option Activity (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 10, 2009
Summary of Option Activity [Abstract]
Outstanding - Number of Otions	409	4,148	3,216	3,300
Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 9.67	$ 1.60	$ 2.03
Exercisable at end of year	376	5,518	2,899
Exercisable at end of year (in Dollars per share)	$ 10.44	$ 1.17	$ 2.18
Shares available for grant at end of year		6,584	5,191
Granted		7,065	1,285
Granted (in Dollars per share)		$ 0.04	$ 0.24
Forfeited	(20)	(481)	(353)
Forfeited (in Dollars per share)	$ 135.39	$ 0.57	$ 0.60